PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)
1
See Accompanying Notes to Financial Statements
Voya Solution 2040 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 11.9%
71,511  Vanguard FTSE
Developed Markets
ETF
$ 4,284,939
7.3
17,365  Vanguard FTSE
Emerging Markets ETF
940,836
1.6
30,893  Vanguard Long-Term
Treasury ETF
1,756,576
3.0
Total Exchange-Traded
Funds
(Cost $5,711,505)
6,982,351
11.9
MUTUAL FUNDS : 88.0%
Affiliated Investment Companies : 88.0%
164,118  Voya High Yield Bond
Fund - Class R6
1,155,393
2.0
458,189  Voya Intermediate
Bond Fund - Class R6
4,059,557
6.9
393,029  Voya Large Cap Value
Portfolio - Class R6
2,267,780
3.8
198,205  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
2,437,925
4.1
689,414  Voya Multi-Manager
International Equity
Fund - Class I
8,659,040
14.7
159,248  Voya Multi-Manager
Mid Cap Value Fund
- Class I
1,571,780
2.7
28,146  Voya Russell
TM
Large
Cap Growth Index
- Class I
2,405,043
4.1
10,036  Voya Small Cap
Growth Fund - Class
R6
469,762
0.8
47,181  Voya Small Company
Fund - Class R6
744,511
1.3
824,324  Voya U.S. Stock Index
Portfolio - Class I
17,162,425
29.2
186,658  VY
®
BrandywineGLOBAL -
Bond Portfolio - Class I
1,743,389
3.0
84,724  VY
®
Invesco Comstock
Portfolio - Class I
1,732,610
2.9
160,240  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
4,304,034
7.3
112,487  VY
®
T. Rowe Price
Diversified Mid Cap
Growth Portfolio
- Class R6
1,283,473
2.2
Shares Value
Percentage
of Net
Assets
MUTUAL FUNDS: (continued)
Affiliated Investment Companies: (continued)
19,342  VY
®
T. Rowe Price
Growth Equity Portfolio
- Class I
$ 1,776,715
3.0
Total Mutual Funds
(Cost $47,607,817)
51,773,437
88.0
Total Long-Term
Investments
(Cost $53,319,322)
58,755,788
99.9
Total Investments in
Securities
(Cost $53,319,322) $ 58,755,788 99.9
Assets in Excess of
Other Liabilities 68,081 0.1
Net Assets $ 58,823,869 100.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)
2
See Accompanying Notes to Financial Statements
Voya Solution 2040 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 6,982,351 $ — $ — $ 6,982,351
Mutual Funds 51,773,437 — — 51,773,437
Total Investments, at fair value $ 58,755,788 $ — $ — $ 58,755,788
Liabilities Table
Other Financial Instruments+
Futures $ (2,301) $ — $ — $ (2,301)
Total Liabilities $ (2,301) $ — $ — $ (2,301)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya High Yield Bond Fund - Class
R6
$ 999,115 $ 307,680 $ (162,760) $ 11,358 $ 1,155,393 $ 53,900 $ 7,882 $ —
Voya Intermediate Bond Fund -
Class R6
3,503,474 1,637,781 (1,160,729) 79,031 4,059,557 127,759 21,442 —
Voya Large Cap Value Portfolio -
Class R6
1,882,791 823,952 (214,477) (224,486) 2,267,780 888 45,378 345,859
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
1,934,090 471,147 (493,514) 526,202 2,437,925 — 89,280 —
Voya Multi-Manager International
Equity Fund - Class I
6,899,323 2,493,088 (2,009,254) 1,275,883 8,659,040 — 322,029 —
Voya Multi-Manager Mid Cap Value
Fund - Class I
1,402,139 842,540 (710,232) 37,333 1,571,780 — 7,295 —
Voya Russell
TM
Large Cap Growth
Index - Class I
2,049,193 1,263,037 (725,007) (182,180) 2,405,043 4,992 394,709 279,132
Voya Short Duration Bond Fund -
Class R6
244,736 9,787 (254,260) (263) — 1,724 1,067 —
Voya Small Cap Growth Fund -
Class R6
571,005 101,158 (200,625) (1,776) 469,762 — 40,149 —
Voya Small Company Fund - Class
R6
1,052,612 178,355 (477,742) (8,714) 744,511 — 65,912 —
Voya U.S. Stock Index Portfolio -
Class I
13,519,798 5,488,617 (1,932,776) 86,786 17,162,425 8,588 448,396 1,760,349
VY
®
BrandywineGLOBAL - Bond
Portfolio - Class I
1,492,000 518,588 (299,813) 32,614 1,743,389 65,147 (11,527) —
VY
®
Invesco Comstock Portfolio -
Class I
1,417,988 538,872 (217,052) (7,198) 1,732,610 5,286 (5,651) 198,889
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
3,693,724 1,347,557 (639,169) (98,078) 4,304,034 22,195 (88,486) 585,806
VY
®
T. Rowe Price Diversified Mid
Cap Growth Portfolio - Class R6
1,407,173 908,687 (955,330) (77,057) 1,283,473 — 87,631 127,209

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)
3
See Accompanying Notes to Financial Statements
Voya Solution 2040 Portfolio
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
VY
®
T. Rowe Price Growth Equity
Portfolio - Class I
$ 1,509,336 $ 677,062 $ (204,620) $ (205,063) $ 1,776,715 $ — $ 120,543 $ 328,298
$ 43,578,497 $ 17,607,908 $ (10,657,360) $ 1,244,392 $ 51,773,437 $ 290,479 $ 1,546,049 $ 3,625,542
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At September 30, 2025, the following futures contracts were outstanding for Voya Solution 2040 Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
U.S. Treasury 5-Year Note 13 12/31/25 $ 1,419,539 $ (939)
$ 1,419,539 $ (939)
Short Contracts:
3-month SOFR (6) 03/17/26 (1,444,725) (1,362)
$ (1,444,725) $ (1,362)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 5,460,438
Gross Unrealized Depreciation (23,972)
Net Unrealized Appreciation $ 5,436,466